Expense Example - Invesco Small Cap Growth Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,089
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	1,379
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	$ 1,264